Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Principal Accounting Policies
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Liquidity

Liquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of RMB128,468, RMB202,996 and RMB101,097 for the years ended December 31, 2021, 2022 and 2023, respectively. Net cash used in operating activities was RMB226,342 and RMB142,991 for the years ended December 31, 2021 and 2022 respectively, and with recovery of the business after the pandemic, the Group generated operating cash inflow of RMB232,838 for the year ended December 31, 2023. In addition, the Group has been in positive working capital in recent years, and as of December 31, 2023, the working capital was RMB549,239. Management has evaluated the sufficiency of its working capital and concluded that the Group’s available cash and cash equivalents and short-term investments will be sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these consolidated financial statements.

Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the Affiliated Entities for which the Company is the primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has controlling interest and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiary has controlling interests in a VIE, the Company considers whether the Company or its subsidiary has the power to direct activities that most significantly impact the VIE’s economic performance, and the right to receive benefits from the VIE or the obligation right to absorb losses of the VIE that could be potentially significant to the VIE.

All transactions and balances among the Company, its subsidiaries and the Affiliated Entities have been eliminated upon consolidation.

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

The Company is not an operating company in China but a Cayman Island holding company conducting its operations in China through our PRC subsidiaries and the consolidated affiliated entities. Holders of the Company’s ADSs hold equity interest in Tuniu Corporation, the Cayman Islands holding company, and do not have direct or indirect equity interest in the VIE. To comply with PRC laws and regulations that restrict foreign equity ownership of companies that operate internet content, travel agency and air-ticketing services, the Company operates its website and engaged in such restricted services through Nanjing Tuniu and its subsidiaries. Nanjing Tuniu’s equity interests are held by Dunde Yu, the Company’s Chief Executive Officer, and Anqiang Chen, the Company’s financial controller, with equity interests of 80.89% and 19.11%, respectively. On September 17, 2008 and subsequently amended on January 24, 2014 and February 19, 2021, Beijing Tuniu, one of the Company’s wholly owned subsidiaries, entered into a series of agreements with Nanjing Tuniu and its shareholders. Pursuant to these agreements, Beijing Tuniu has the ability to direct substantially all the activities of Nanjing Tuniu, and absorb substantially all of the risks and rewards of the Affiliated Entities. As a result, Beijing Tuniu is the primary beneficiary of Nanjing Tuniu, and has consolidated the Affiliated Entities.

Contractual arrangements

On September 17, 2008 and subsequently amended on January 24, 2014 and February 19, 2021, Beijing Tuniu entered into a series of contractual agreements with Nanjing Tuniu and its shareholders, as below:

(1) Purchase Option Agreement.

Under the purchase option agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu, Beijing Tuniu has the irrevocable exclusive right to purchase, or have its designated person or persons to purchase all or part of the shareholders’ equity interests in Nanjing Tuniu at RMB2,430. The option term remains valid until all equity interests held in Nanjing Tuniu are transferred or assigned to Beijing Tuniu or its designated person or persons. The purchase consideration was paid by Beijing Tuniu to the shareholders of Nanjing Tuniu shortly after the purchase option agreement was entered.

(2) Equity Interest Pledge Agreements.

Under the equity interest pledge agreements entered between Beijing Tuniu and the shareholders of Nanjing Tuniu, the shareholders pledged all of their equity interests in Nanjing Tuniu to guarantee their performance of their obligations under the purchase option agreement and the shareholders’ voting rights agreement. If the shareholders of Nanjing Tuniu breach their contractual obligations under the purchase option agreement, Beijing Tuniu, as the pledgee, will have the right to either conclude an agreement with the pledger to obtain the pledged equity or seek payments from the proceeds of the auction or sell-off of the pledged equity to any person pursuant to the PRC law. The shareholders of Nanjing Tuniu agreed that they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the equity pledge period, Beijing Tuniu is entitled to all dividends and other distributions made by Nanjing Tuniu. The equity interest pledge agreement remains effective until the shareholders of Nanjing Tuniu discharge all their obligations under the purchase option agreement, or Beijing Tuniu enforces the equity interest pledge, whichever is earlier.

(b) Principles of Consolidation – continued

(3) Shareholders’ Voting Rights Agreement.

Under the shareholders’ voting rights agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu, each of the shareholders of Nanjing Tuniu appointed Beijing Tuniu’s designated person as their attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu, including attending shareholders’ meetings, voting on all matters of Nanjing Tuniu, nominating and appointing directors, convene extraordinary shareholders’ meetings, and other voting rights pursuant to the then effective articles of association. The shareholders’ voting rights agreement will remain in force for an unlimited term, unless all the parties to the agreement mutually agree to terminate the agreement in writing or cease to be shareholders of Nanjing Tuniu.

(4) Irrevocable Powers of Attorney.

Under the powers of attorney issued by the shareholders of Nanjing Tuniu, the shareholders of Nanjing Tuniu each irrevocably appointed Beijing Tuniu as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. Each power of attorney will remain in force until the shareholders’ voting rights agreement expires or is terminated.

(5) Cooperation Agreement.

Under the cooperation agreement entered between Beijing Tuniu and Nanjing Tuniu, Beijing Tuniu has the exclusive right to provide Nanjing Tuniu technology consulting and services related to Nanjing Tuniu’s operations, which require certain licenses. Beijing Tuniu owns the exclusive intellectual property rights created as a result of the performance of this agreement. Nanjing Tuniu agrees to pay Beijing Tuniu a quarterly service fee which equals the profits of each of Nanjing Tuniu and its subsidiaries, and that Beijing Tuniu can adjust the service fee at its own discretion. This agreement remains effective for an unlimited term, unless the parties mutually agree to terminate the agreement, one of the parties is declared bankrupt or Beijing Tuniu is not able to provide consulting and services as agreed for more than three consecutive years because of force majeure. In addition, Beijing Tuniu has the unilateral right to terminate the agreement.

For the years ended December 31, 2021, 2022 and 2023, the Company and its subsidiaries charged technology consulting service fees, platform service fees and group management fees of RMB16,308, RMB6,178 and RMB41,290, respectively, to its consolidated Affiliated Entities, which were eliminated in the consolidated financial statements.

Risks in relation to the VIE structure

The Group believes that each of the agreements and the powers of attorney under the contractual arrangements among Beijing Tuniu, Nanjing Tuniu and its shareholders is valid, binding and enforceable, and does not and will not result in any violation of PRC laws or regulations currently in effect. The legal opinion of Fangda Partners, the Company’s PRC legal counsel, also supports this conclusion. The shareholders of Nanjing Tuniu are also shareholders, nominees of shareholders, or designated representatives of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of Nanjing Tuniu were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

(b) Principles of Consolidation – continued

Being the primary beneficiary of Nanjing Tuniu also depends on the power of attorney Beijing Tuniu has to vote on all matters requiring shareholder approval in Nanjing Tuniu. As noted above, the Company believes this power of attorney is legally enforceable but it may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

●	levying fines or confiscate the Group’s income;
●	revoke the Group’s business or operating licenses;
●	require the Group to discontinue, restrict or restructure its operations;
●	shut down the Group’s servers or block the Group’s websites and mobile platform;
●	restrict or prohibit the use of the Group’s financing proceeds to finance its business and operations in PRC; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business

Currently, the Company believes the possibility that it will no longer be the primary beneficiary of Nanjing Tuniu and consolidate Nanjing Tuniu and its subsidiaries as a result of the aforementioned risks and uncertainties is remote.

Summary financial information of the Affiliated Entities in the consolidated financial statements

As of December 31, 2023, the aggregate accumulated deficit of the Affiliated Entities was RMB4,743 million prior to the elimination of transactions between the Affiliated Entities and the Company or the Company’s subsidiaries.

(b) Principles of Consolidation – continued

The following table sets forth the assets, liabilities, results of operations and cash flows of the Affiliated Entities which are included in the consolidated financial statements as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	76,759	200,399	28,226
Restricted cash	1,840	31,566	4,446
Short-term investments	283,472	350,043	49,303
Accounts receivable, net	33,644	33,661	4,741
Intercompany receivables	450,135	459,609	64,735
Amounts due from related parties	957	9,500	1,338
Prepayments and other current assets	37,172	55,275	7,785
Total current assets	883,979	1,140,053	160,574

Non-current assets
Long-term investments	206,691	186,127	26,215
Property and equipment, net	32,169	17,533	2,469
Intangible assets, net	26,924	23,347	3,288
Operating lease right-of-use assets, net	27,952	12,383	1,744
Goodwill	68,125	—	—
Other non-current assets	85,970	51,786	7,294
Total non-current assets	447,831	291,176	41,010
Total assets	1,331,810	1,431,229	201,584

LIABILITIES
Current liabilities
Short-term borrowings	187,737	189,758	26,727
Accounts and notes payable	189,898	106,849	15,049
Intercompany payable	5,280,746	5,361,755	755,187
Salary and welfare payable	16,806	13,455	1,895
Taxes payable	1,604	1,669	235
Advances from customers	78,356	263,495	37,112
Operating lease liabilities, current	2,759	2,609	367
Amounts due to related parties	2,163	3,844	541
Accrued expenses and other current liabilities	320,522	301,487	42,464
Total current liabilities	6,080,591	6,244,921	879,577
Non-current liabilities
Operating lease liabilities, non-current	24,156	4,305	606
Deferred tax liabilities	6,074	5,441	766
Total non-current liabilities	30,230	9,746	1,372
Total liabilities	6,110,821	6,254,667	880,949

(b) Principles of Consolidation – continued

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues - intra-Group (1)	21,117	105,600	5,337	752
Net revenues - third-party	228,472	158,920	344,965	48,587
Net loss attributable to Tuniu Corporation (2)	(42,858)	(38,026)	(44,507)	(6,269)
Net cash (used in)/provided by operating activities	(190,429)	(77,733)	334,174	47,067
Net cash provided by/(used in) investing activities	411,467	81,081	(67,183)	(9,463)
Net cash used in financing activities	(276,001)	(34,589)	(113,626)	(16,004)

Additional disclosures relating to operating results of the Affiliated Entities:

(1)	Net revenues - intra - Group reflect amounts charged to other entities within the Group for royalty fee for the usage of software owned by VIE in the amount of RMB21,117, RMB27,600 and RMB5,337, for the years ended December 31, 2021, 2022 and 2023, respectively. Net revenues for the year ended December 31, 2022 also included revenue for sales of intangible assets within the Group. All these transactions have been eliminated in the presentation of consolidated statement of comprehensive loss.
(2)	Net loss includes costs occurred to other entities within the Group for technology consulting service fees and group management fees in the amount of RMB16,308, RMB6,178 and RMB41,290 for the years ended December 31, 2021, 2022 and 2023, respectively, all of which have been eliminated in the presentation of consolidated statement of comprehensive loss.

Additional disclosures relating to investing activities of the Affiliated Entities:

Investing activities of the Affiliated Entities primarily represent the investment of, or redemption of, short-term investments during the periods indicated.

Additional disclosures relating to financing activities of the Affiliated Entities:

Financing activities include borrowing and repayment of loans from other entities within the Group, including borrowings of RMB8,099, repayments of RMB36,689 and repayments of RMB92,626 for the years ended December 31, 2021, 2022 and 2023, respectively, all of which have been eliminated in the presentation of consolidated statement of cash flows.

In addition, the Affiliated Entities repaid financing from banks by discounting bank acceptance notes (Note 14) for their operations with the amount of RMB284,100 and RMB21,000 for the years ended December 31, 2021 and 2023, respectively and obtained financing with the amount of RMB2,100 for the year ended December 31, 2022.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Affiliated Entities. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Under the contractual arrangements with Nanjing Tuniu and through its equity interest in its subsidiaries, the Group has the power to direct the activities of the Affiliated Entities and direct the transfer of assets out of the Affiliated Entities. As the consolidated Affiliated Entities are each incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all of the liabilities of the consolidated Affiliated Entities.

Use of Estimates

(c) Use of Estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include fair value of short-term and long-term investments, current expected credit losses for financial assets measured at amortized cost, estimated useful lives of property and equipment and intangible assets, impairment for goodwill, impairment for non-financial assets, fair value of contingent considerations with respect to business combinations, fair value of share-based payment arrangements, fair value of initial and subsequent measurement of equity investments using measurement alternative, valuation allowance for deferred tax assets and the determination of uncertain tax positions.

Functional Currency and Foreign Currency Translation

(d) Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive loss as foreign exchange gains/(losses).

When preparing the consolidated financial statements presented in RMB, assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, and equity accounts are translated into RMB at historical exchange rates. Income and expense items are translated at average exchange rates prevailing during the respective fiscal years. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of accumulated other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity.

(d) Functional Currency and Foreign Currency Translation – continued

The unaudited United States dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB7.0999 on December 31, 2023, as set forth in H.10 statistical release of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2023, or at any other rate.

Fair Value Measurement

(e) Fair Value Measurement

The Group defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts and notes payable, amounts due from and due to related parties, long-term investments in financial products, borrowings, operating lease liabilities, contingent consideration for business combinations and certain accrued expenses and other current liabilities. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments except for certain investments which are carried at fair value and contingent consideration for business combinations at each balance sheet date. The Group’s equity security with readily determinable fair value is carried at fair value using quoted market prices that currently available on a securities exchange and classified within Level 1. Certain short-term and long-term investments in financial products and funds classified within Level 2 are valued using directly or indirectly observable inputs in the market place. Certain investments in financial products and contingent consideration for business combinations classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

(e) Fair Value Measurement – continued

The Group’s assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement Using Significant Other
	Markets for Identical Assets (Level 1)
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Long-term investments	899	1,865	263

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Short-term investments	659,336	771,530	108,668

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Short-term investments	60,038	—	—
Contingent consideration for business combinations - short term	4,100	4,100	577

The roll forward of major Level 3 investments are as following:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	30,006	60,038	8,456
Addition	30,000	—	—
Decrease	—	(60,159)	(8,473)
Change in fair value of the investments	32	121	17
Fair value of Level 3 investment at the end of the year	60,038	—	—

The Company determined the fair value of its investments by using income approach with significant unobservable inputs of future cash flows and discount rates ranging from 2.0% to 10.0%.

(e) Fair Value Measurement – continued

The roll forward of contingent consideration for acquisitions is as below:

		As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	7,153	4,100	577
Net change in fair value	(3,053)	—	—
Balance at the end of the year	4,100	4,100	577

Contingent consideration is valued using an expected cash flow method with unobservable inputs including the probability to achieve the operating and financial targets, which is assessed by the Group, in connection with the contingent consideration arrangements.

Cash and Cash Equivalents

(f) Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks and third party payment processors, which are unrestricted as to withdrawal or use. Cash equivalents represent short term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted Cash

(g) Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash mainly represents (i) cash deposits required by tourism administration departments as a pledge to secure travellers’ rights and interests, (ii) cash deposits required by China Insurance Regulatory Commission for engaging in insurance agency or brokering activities, (iii) the deposits held in designated bank accounts for issuance of bank acceptance notes and letter of guarantee, and required by the Group’s business partners, (iv) deposits frozen by banks required by courts.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on consolidated balance sheet as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	349,077	153,835	378,989	53,379
Restricted cash	46,521	44,052	65,902	9,282
Total	395,598	197,887	444,891	62,661

Short-term Investments

(h) Short-term Investments

Short-term investments are comprised of (i) held-to-maturity investments such as time deposits, which are due between three months and one year and stated at amortized cost; and (ii) investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate and with original maturities between three months and one year. Certain investments can be redeemed by the Group at early notification, while certain investments are not permitted to be redeemed early or are subject to penalties for redemption prior to maturity. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss. There was no other-than-temporary impairment of short-term investments measured at amortized cost for the years ended December 31, 2021, 2022 and 2023.

Current expected credit losses

(i) Current expected credit losses

The Group adopted ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”) and several associated ASUs on the measurement of credit losses.

The Group’s accounts receivable, held-to-maturity investments, prepayments and other current assets, amounts due from related parties and long-term amounts due from related parties are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and prepayments, which include nature, size and types of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

Accounts Receivable, net

(j) Accounts Receivable, net

The Group’s accounts receivable mainly consist of amounts due from the customers, travel agents, insurance companies and travel boards or bureaus, which are carried at the original invoice amount less provision for current expected credit losses. The Group recognized allowance for expected credit losses of RMB13,216, a reversal of RMB1,530 and a reversal of RMB5,189 for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarized the details of the Group’s allowance for expected credit losses related to accounts receivables:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	91,422	94,433	80,547	11,345
Allowance for expected credit losses	13,216	844	350	49
Reversal	—	(2,374)	(5,539)	(780)
Write-offs	(10,205)	—	(2,752)	(388)
The effect of disposals of subsidiaries	—	(12,356)	—	—
Balance at the end of year	94,433	80,547	72,606	10,226

Long-term investments

(k) Long-term investments

Long-term investments include equity investments, held-to-maturity investments and other long-term investments.

Equity investments

The Group accounts for the investments in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from an investment is recognized in the consolidated statements of comprehensive loss. Dividends received reduce the carrying amount of the investment. Equity-method investment is reviewed for impairment by assessing if the decline in fair value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment.

The Group elects a measurement alternative for equity investments that do not have readily determinable fair values and where the Group does not have the ability to exercise significant influence over operating and financial policies of the entity. Under the measurement alternative, the Group measures these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment’s cost over its fair value. During the year ended December 31, 2023, the Group recognized impairment losses of RMB22,240 on certain equity investments based on the Group’s assessment of current economic conditions with the considerations of the operating performance of the investees. No impairment charge was recognized for the years ended December 31, 2021 and 2022.

Equity securities with readily determinable fair value and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured at fair value, with changes recorded in the consolidated statements of comprehensive loss.

Held-to-maturity investments

The investments that the Group intends and is able to hold to maturity are classified as held-to-maturity investments and are stated at amortized cost, and interest income is recorded in the consolidated statements of comprehensive income. The Group monitors these investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Other long-term investments

Other long-term investments include financial products with maturities over one year, which are carried at their fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of comprehensive loss.

Refer to Note 6 for details.

Property and Equipment

(l) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 - 9 years

Construction in progress represents leasehold improvements and office buildings under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and buildings and depreciation commences when the asset is ready for its intended use.

Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Land use right, net

(m) Land use right, net

Land use right represents the payments for usage of land for office buildings, which is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over their respective lease period which is 49.

Capitalized Software Development Cost

(n) Capitalized Software Development Cost

The Group has capitalized certain direct development costs associated with internal-use software in accordance with ASC 350-40, “Internal-use software”, which requires the capitalization of costs relating to certain activities of developing internal-use software that occur during the application development stage. Costs capitalized mainly include payroll and payroll-related costs for employees who devoted time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are stated at cost less accumulated amortization and the amount is included in “property and equipment, net” on the consolidated balance sheets, with an estimated useful life of five years. Software development cost capitalized amounted to RMB4,972, RMB2,467 and RMB2,750 for the years ended December 31, 2021, 2022 and 2023, respectively. The amortization expense for capitalized software costs amounted to RMB8,001, RMB8,678 and RMB6,994 for the years ended December 31, 2021, 2022 and 2023, respectively. The unamortized amount of capitalized internal use software development costs was RMB8,215 as of December 31, 2023.

Business combination and noncontrolling interests

(o) Business combination and noncontrolling interests

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations”, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material. The Group recognized adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.

A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Group accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method.

Subsequent to the initial measurement of acquisition, adjustments to the amount of contingent consideration are recognized as a gain or loss during the period of adjustments, and are reflected in other operating income.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

Intangible Assets

(p) Intangible Assets

Intangible assets purchased are recognized and measured at cost upon acquisition and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software, which are amortized on a straight-line basis over their estimated useful lives 1 to 5 years. Separable intangible assets arising from acquisitions consist of trade names, customer relationship, supplier relationship, software, technology, non-compete agreements, travel licenses and insurance agency license, which are amortized on a straight-line basis over their estimated useful lives of 1 to 20 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. The Group provided no impairment for intangible assets for the years ended December 31, 2021, 2022 and 2023, respectively. Refer to Note 8 for details.

Goodwill

(q) Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in business combinations. Goodwill is not amortized, but tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

In accordance with ASC 350 Intangibles – Goodwill and Other, management conducts its goodwill impairment assessment as of December 31 annually or more frequently if events or changes in circumstances indicate that it may be impaired. The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, so as to perform the quantitative goodwill impairment test. If determined to be necessary, the quantitative impairment test is used to identify goodwill impairment by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

There is only one reporting unit in the Group as Chief Operating Decision Maker (“CODM”) only reviews the operating results on the consolidation level, and business substance and economic characteristics of entities and components within the Group are similar. Therefore, the goodwill assessment was performed for the Group on consolidated level as one reporting unit.

During the second quarter of 2022, since the COVID-related travel policies and measures underwent an abruptly and broadly heightened implementation phase, the impact of COVID-19 pandemic was more severe than before and it was uncertain how much longer the pandemic would continue to impact the Group’s business. As a result of the continued implementation of various travel restrictions in mainland China due to COVID-19 pandemic, the travel industry plunged and the situation has become even more challenging compared to the first wave of pandemic in 2020 in mainland China, resulting in a pessimistic market sentiment in the second quarter of 2022. Together with other indicators such as the Group’s history of net losses and low market capitalization, in the second quarter of 2022, management concluded the existence of the triggering events which required management to perform an interim quantitative goodwill impairment test as of June 30, 2022. Management performed an interim quantitative goodwill impairment test with the fair value of the reporting unit estimated by management based on the income approach, using a discounted cash flow model, with cashflow forecast reflecting management’s best estimate at that time of the outlook of the business. Based on quantitative goodwill impairment test, the fair value of the reporting unit was RMB1,092.9 million, which was lower than the carrying value of the Group’s net assets of RMB1,205.0 million as of June 30, 2022, hence the Group recognized an impairment charge of RMB112.1 million for goodwill during the second quarter of 2022. Certain key assumptions used in management’s impairment assessment related to revenue growth rate, gross margin, operating expenses, working capital requirements and discount rate by considering the historical performance of the reporting unit, relevant industry forecasts and market developments. After the impairment provision, the goodwill balance was reduced to RMB119.9 million as of June 30, 2022.

(q) Goodwill – continued

In December 2022, COVID-19 related travel restrictions were relaxed in mainland China, which was a positive sign for travelling industry and the Group. In addition, the capital market responded quickly with market capitalization of the Company increased to RMB1,289.1 million as of December 31, 2022, which was higher than the Group’s carrying value of RMB1,058.3 million and the share price of the Company kept increasing subsequently in early 2023, which reflects an improved market sentiment to the travel industry. As a result, the Company concluded there was no impairment indicators for the Group’s goodwill as of December 31, 2022, and hence no further impairment was required.

The Company’s share price was volatile and fluctuated due to various factors including the broad market and industry factors and negative publicity or sentiment. In the fourth quarter of 2023, the Company’s share price dropped to US$0.67 per ADS as of December 31, 2023 with market capitalization of the Company of US$83.1 million, which was 47% lower than the Group’s net assets. The low market capitalization and other indicators such as history of net loss were considered as an impairment indicator which required the Company to perform a quantitative goodwill impairment test as of December 31, 2023. Since there is only one reporting unit, management used quoted market prices, i.e. the market capitalization to determine the reporting unit’s fair value. Based on quantitative goodwill impairment test, considering the significant gap between market capitalization and net assets with no significant recovery of the share price post December 31, 2023, a full impairment charge of RMB114.7 million for the remaining goodwill was recorded in the fourth quarter of 2023. After the impairment provision, the carrying value of goodwill was reduced to nil as of December 31, 2023.

No impairment loss was recognized for the year ended December 31, 2021 based on management’s impairment test.

Impairment of non-financial assets

(r) Impairment of non-financial assets

The Group evaluates its non-financial assets including property and equipment, intangible assets, land use rights and operating lease rights-of-use assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An asset group is the unit of account for a non-financial asset or assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. When these events occur, the Group measures impairment by comparing the carrying amount of the asset group to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets. The Group identified two asset groups for the purpose of impairment of non-financial assets as below:

(r) Impairment of non-financial assets – continued

Land use right and construction in progress (“CIP”)

The Group acquired a piece of land (Refer to land use right in Note 9) with a plan to build an office building thereon for its own use and started certain construction work with cost incurred recorded in construction in progress under property, plant and equipment (Refer to Note 7). With the change of business strategy, the Company decided to terminate the development project and intended to dispose the land sometime in the future. The construction work is only limited to the foundation of the land and can be sold and developed together with the land, so land use right and CIP are considered as an asset group separated from the Group’s core business operation. As of December 31, 2023, the carrying value for land use right and CIP was RMB90.5 million and RMB48.6 million, respectively. The Group has been performing impairment assessment by reference to the latest transaction prices of similar land in the market. Since the latest transaction prices were higher than the carrying value of the asset group, though in a decline trend, no impairment was recorded for the years ended December 31, 2021 and 2022 and for the nine-month period ended September 30, 2023. However, in the fourth quarter of 2023, the Group noted that there was further decrease in recent transaction prices and as of December 31, 2023, the market value of the land was RMB121.1 million, which was RMB18.0 million lower than the aggregate carrying value of this asset group of RMB139.1 million and hence an impairment charge of RMB18.0 million for the CIP was charged to consolidated statements of comprehensive loss accordingly.

Non-financial assets for the Group’s core business

The Group’s remaining non-financial assets, which are used for the Group’s core business, are considered one asset group which represents the lowest level to independently generate identifiable cash flows. The low market capitalization as of December 31, 2023 was considered as an impairment indicator for this asset group and the Group further performed impairment assessment by comparing the undiscounted cash flow expected to be generated from the usage and eventual disposal of the asset group and the carrying value of the asset group, using the key assumptions including revenue growth rate, gross margin, operating expenses and working capital requirements. Based on management’s assessment, the undiscounted cash flow of the asset group was higher than the carrying value of the asset group and hence no impairment of non-financial assets for the core business was recognized during the year ended December 31, 2023.

Based on management’s assessment, no impairment of non-financial assets for the core business was recognized during the years ended December 31, 2021 and 2022.

Advances from Customers

(s) Advances from Customers

Advances from customers represent the amounts travellers pay in advance to purchase packaged tours or other travel products. Among the cash proceeds from travellers, the amounts payable to tour operators are recorded as accounts payable and the remaining are recognized as revenues when revenue recognition criteria are met.

Revenue Recognition

(t) Revenue Recognition

The Group’s revenue is primarily derived from sales of packaged tours and other service fees.

According to ASC 606, “Revenue from Contracts with Customers” revenue is recognized when control of the promised services is transferred to our customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. There are no significant estimates in the Group’s revenue arrangements.

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

2. Principal Accounting Policies – continued

(t) Revenue Recognition - continued

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. As of December 31, 2022 and 2023, the Group did not record any contract assets.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities primarily resulted from the undelivered performance obligation identified in the customer contract related to self-operated local tour operator business, which is recorded as advances from customers. As of December 31, 2022 and 2023, the balances of contract liabilities were RMB1,120 and RMB399 respectively, which is expected to be recognized as revenue within one year.

Packaged tours: Packaged tours include organized tours which offer pre-arranged itineraries, transportations, accommodations, entertainments, meals and tour guide services; and self-guided tours which consist of combinations of air tickets and hotel bookings and other optional add-ons, such as airport pick-ups that the travellers choose at their discretion.

Under the organized tour arrangements with the tour operators, the Group’s role is an agent that provides tour booking services to the tour operators and travellers. The tour operators are primarily responsible for all aspects of providing services relating to the tour and responsible for the resolution of customer disputes and any associated costs. Revenues from organized tours (except for those under which the Group takes substantive inventory risks and the self-operated local tour operator business in which the Group acts as a principal, as discussed below) are generally reported on net basis, representing the difference between what the Group receives from the travellers and the amounts due to the tour operators.

Revenues from self-guided tours are recognized on a net basis, as the Group has no involvement in determining the service, and provides no additional services to travellers other than the booking services. Suppliers are responsible for all aspects of providing the air transportation and hotel accommodation, and other travel-related services. As such, the Group is an agent for the travel service providers in these transactions and revenues are reported on a net basis.

The Group also operates its self-operated local tour operator business in various destinations by directly providing destination-based services to the organized tour customers, starting from their arrival at the destination and all the way until they depart from the destination. As a self-operated local tour operator, the Group integrates the underlying resources such as transportations, accommodations, entertainments, meals and tour guide services from selected suppliers, directs the selected vendors to provide services on the Group’s behalf, and hence sets up the price for the tour.The Group is also primarily responsible for fulfilling the promise of the whole packaged tours service, which is a single performance obligation. Accordingly, the Group is a principal for the self-operated local tour operator business and recognizes revenue on a gross basis in accordance with ASC 606. Revenues from the self-operated tour operator business are recognized over time during the period of the tours when control over the tour services is transferred to the customers. Revenues for the self-operated local tour operator business were RMB169,376, RMB32,308 and RMB 100,078 for the years ended December 31, 2021, 2022 and 2023, which were recorded in revenues from packaged tours.

Under the arrangements for the organized tours (except for the self-operated local tour operator business in which the Group acts as a principal, as discussed above) and self-guided tours, for which the Group’s role is an agent, revenues are recognized when the tours depart, as control over the tour booking services is transferred to the customers when the tour booking is completed and successful.

2. Principal Accounting Policies – continued

(t) Revenue Recognition - continued

Other revenues: Other revenues primarily comprise revenues generated from (i) service fees received from insurance companies, (ii) commission fees from other travel-related products and services, such as tourist attraction tickets, visa application services, accommodation reservation and transportation ticketing, with revenue recognized of RMB38,406, RMB46,263 and RMB44,647 for the years ended December 31, 2021, 2022 and 2023, respectively, (iii) fees for advertising services that the Group provides primarily to domestic and foreign tourism boards and bureaus, with revenue recognized of RMB20,971, RMB12,191 and RMB27,571 for the years ended December 31, 2021, 2022 and 2023, respectively, (iv) sales of merchandises, whereas the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified merchandises, for which revenue is recognized on gross basis with revenue recognized of RMB17,780, RMB15,213 and RMB6,264 for the years ended December 31, 2021, 2022 and 2023, respectively; and (v) service fees for financial services. The Group provided account receivables factoring service and cash lending service to customers and fees charged in connection with these financial services were recorded as other revenue over the period of the service rendered. The amount of such service revenue for the years ended December 31, 2021, 2022 and 2023 were RMB20,307, RMB19,215 and RMB6,923, respectively.

Revenue is recognized when relevant services are rendered, the tickets are issued or merchandises are accepted by customers.

Customer incentives

From time to time, travelers are offered coupons, travel vouchers, membership points, or cash rewards as customer incentives. For customer incentives offered where prior purchase is not required, the Group accounts for them as a reduction of revenue when the coupons and vouchers are utilized to purchase travel products or as selling and marketing expenses when membership points are redeemed for merchandises. For customer incentives offered from prior purchase, the Group estimates the amount associated with the future obligation to customers, and records as a reduction of revenue when the prior purchase revenue is initially recognized. Unredeemed incentives are recorded in other current liabilities in the consolidated balance sheets. The Group estimates liabilities under the customer loyalty program based on accumulated customer incentives, and the estimate of probability of redemption in accordance with the historical redemption pattern. The actual expenditure may differ from the estimated liability recorded. As of December 31, 2022 and 2023, liabilities recorded related to membership points and cash rewards were RMB3,400 and RMB3,700, respectively.

Value-added tax and surcharges

The Group’s business is subject to value-added tax (“VAT”), and the Group is permitted to offset input VAT (VAT that is paid in the acquisition of goods or services, and which is supported by valid VAT invoices received from vendors) against their VAT liability. VAT on the taxable revenue collected by the Group on behalf of tax authorities in respect of services provided, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities. The Group is also subject to certain government surcharges on VAT payable in the PRC and these surcharges are recorded in cost of revenues.

Cost of Revenues

(u) Cost of Revenues

Cost of revenues mainly consists of salaries and other compensation expenses related to the Group’s tour advisors, customer services representatives, and other personnel related to tour transactions, and other expenses directly attributable to the Group’s principal operations, primarily including cost of merchandises, payment processing fees, telecommunication expenses, rental expenses, depreciation expenses and other service fee for financial service. For the arrangements where the Group secures availabilities of tours and bears substantive inventory risks and for the self-operated local tour operator business, from which revenues are recognized on a gross basis, cost of revenues also includes the amount paid to tour operators or suppliers.

Advertising Expenses

2. Principal Accounting Policies – continued

(v) Advertising Expenses

Advertising expenses, which primarily consist of online marketing expenses and brand marketing expenses through various forms of media, are recorded in sales and marketing expenses as incurred. Advertising expenses were RMB40,661, RMB15,066 and RMB50,325 for the years ended December 31, 2021, 2022 and 2023, respectively.

Research and Product Development Expenses

(w) Research and Product Development Expenses

Research and product development expenses include salaries and other compensation-related expenses for the Group’s research and product development personnel, as well as office rental, depreciation and related expenses and travel-related expenses for the Group’s research and product development team. The Group recognizes software development costs in accordance with ASC 350-40 “Software—internal use software”. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development (Note 2(n)).

Leases

(x) Leases

The Company applied ASC 842, “Leases”, by using the optional transition method at the adoption date without recasting comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and operation space and are included in operating lease right-of-use (“ROU”) assets, net, operating lease liabilities, current and operating lease liabilities, non-current on its consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of comprehensive loss and cash flows.

Share-based Compensation

(y) Share-based Compensation

The Company applies ASC 718, “Compensation — Stock Compensation” to account for its share-based compensation program including share options and restricted shares. In accordance with the guidance, the Company determines whether a share-based award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. For options, the fair values are calculated using the binominal option pricing model. Share-based compensation expenses are recorded net of an estimated forfeiture rate over the required service period using the straight-line method. The modifications of the terms or conditions of the shared-based award are treated as an exchange of the original award for a new award. The incremental compensation expense is equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For options already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these options.

Income Taxes

2. Principal Accounting Policies – continued

(z) Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

U.S. GAAP prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides for the derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions or any interest or penalties associated with tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Employee Benefits

(aa) Employee Benefits

Full-time employees of the Group in the PRC are entitled to welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions. The Group recorded employee benefit expenses of RMB22,326, RMB17,367 and RMB13,413 for the years ended December 31, 2021, 2022 and 2023, respectively.

Government Subsidies

(ab) Government Subsidies

Government subsidies are cash subsidies received by the Group’s entities in the PRC from provincial and local government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. These subsidies are granted for general corporate purposes and to support the Group’s ongoing operations in the region. Cash subsidies are recorded in other operating income on the consolidated statements of comprehensive loss when received and when all conditions for their receipt have been satisfied. The Group recognized government subsidies of RMB22,468, RMB9,540 and RMB7,009 for the years ended December 31, 2021, 2022 and 2023, respectively.

Earnings (Loss) Per Share

(ac) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Accretion of the redeemable noncontrolling interests is deducted from the net income (loss) to arrive at net income (loss) attributable to the Company’s ordinary shareholders. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted shares and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive. Except for voting rights, Class A and Class B shares have all the same rights and therefore the Group has elected not to use the two-class method.

Comprehensive Income (Loss)

(ad) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Treasury stock

(ae) Treasury stock

The share repurchase programs permitted the Company to purchase shares from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The repurchased shares were accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheets. For the years ended December 31, 2021, 2022 and 2023, the Group reissued 576,165, 314,592 and 151,485 shares to employees upon their exercise of share options or vesting of restricted share units under the Group’s share compensation plans, respectively. The Company recognizes the difference between the reissuance price and the average cost the Company paid for repurchase in additional paid-in capital when reissuing the shares.

Segment Reporting

(af) Segment Reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

Recently Issued Accounting Pronouncements

(ag) Recently Issued Accounting Pronouncements

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. The Group adopted ASU 2021-08 from January 1, 2023, which did not have a material impact on the Group’s consolidated financial statements.

In November 2023, the FASB issued Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 improves segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted and application should be applied retrospectively, unless it is impracticable to do so. The Group is in the process of evaluating the impact of the new guidance on its consolidated financial statement. This ASU is currently not expected to have a material impact on the Group’s consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Group is in the process of evaluating the impact of the new guidance on its consolidated financial statement. This ASU is currently not expected to have a material impact on the Group’s consolidated financial statements.